Employee Benefit Expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 Employees Member	Dec. 31, 2020 Employees	Dec. 31, 2019 Employees
Disclosure Of Employee Benefit Expenses [line items]
Percentage of increase in staff headcount	10.60%	6.30%
Number of employees | Employees	103	92	107
Executives Committee
Disclosure Of Employee Benefit Expenses [line items]
Number of employees	7
Services Agreement
Disclosure Of Employee Benefit Expenses [line items]
Number of employees	3